Investments Accounted for Using the Equity Method (Investments Recognized in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Associates	¥ 825,132	¥ 678,077	¥ 927,814
Joint ventures	49,153	46,663	44,779
Total	¥ 874,285	¥ 724,740	¥ 972,593